Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
CURRENT ASSETS:
Cash and cash equivalent	$ 7,476,247	$ 14,319,234
Restricted cash		659,779
Short term investment	1,000,000
Accounts receivable, net	1,975,716	815,325
Bank acceptance notes receivable	4,131,392	2,585,886
Inventories, net	4,991,435	8,879,486
Prepayment to suppliers, net	708,248	1,215,105
Investment in trading securities	13,943,019
Other current assets	286,564	1,559,174
TOTAL CURRENT ASSETS	34,512,621	30,033,989
Property and equipment, net	9,143,583	8,985,270
Construction in progress	2,867,683	1,198,759
Intangible assets, net	3,423,582	1,726,928
Investment in trading securities		19,470,400
Long term investment	606,005	617,570
Operating lease right of use assets	59,300	86,584
Deferred tax assets	10,778	212,876
Prepayments for property and equipment	634,442	2,021,330
Other long term assets		172,911
TOTAL ASSETS	51,257,994	64,526,617
CURRENT LIABILITIES:
Bank loans	479,715	140,578
Accounts payable	3,592,687	5,289,481
Contract liabilities	1,028,318	556,418
Bank notes payable		1,531,649
Deferred government grants-current	76,812	121,542
Taxes payable	203,498	815,811
Operating lease liabilities, current	73,560	23,859
Accrued expenses and other payables	1,205,549	701,263
TOTAL CURRENT LIABILITIES	6,660,139	9,180,601
LONG TERM LIABILITIES
Operating lease liabilities, noncurrent	24,575	72,537
Deferred government grants - noncurrent	221,879	309,943
TOTAL LIABILITIES	6,906,593	9,563,081
Commitments and contingencies
EQUITY:
Ordinary Shares, $0.00166667 par value, 100,000,000 shares authorized, 35,750,000 and 35,750,000 Ordinary Shares issued and outstanding as of September 30, 2023 and 2022 , respectively	59,583	59,583
Additional paid-in capital	36,410,931	36,410,931
Statutory Reserve	3,162,333	3,118,542
Retained earnings	5,896,373	15,509,177
Accumulated other comprehensive loss	(2,737,087)	(2,046,091)
Total shareholders' equity attributable to Qilian International	42,792,133	53,052,142
Noncontrolling interests	1,559,268	1,911,394
TOTAL EQUITY	44,351,401	54,963,536
TOTAL LIABILITIES AND EQUITY	$ 51,257,994	$ 64,526,617